Transactions with Related Parties - Schedule of Fees Charged by Managers (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Related Party Transactions [Abstract]
Ship Management Fees	$ 9,788	$ 9,013
Supervision Fees	0	275
Commissions	$ 525	$ 330